UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-6194

 NAME OF REGISTRANT:                     UTC North American Fund,
                                         Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: c/o U.S. Bancorp Fund Services,
                                         LLC
                                         615 East Michigan St., Third
                                         Floor
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Foley & Lardner LLP
                                         555 S. Flower Street
                                         35th Floor
                                         Los Angeles, CA 90071

 REGISTRANT'S TELEPHONE NUMBER:          800-368-3322

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2017 - 06/30/2018


UTC North American Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.



SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         UTC North American Fund, Inc.
By (Signature)       /s/ Amoy Van Lowe
Name                 Amoy Van Lowe
Title                President
Date                 08/06/2018